POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2022
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

31.POST BALANCE SHEET EVENTS

In February 2023, Peter Wall resigned from his position as Chief Executive Officer and Interim Chairman, Sara Gow resigned from her position as non-executive director on the Board.

Alex Appleton resigned from his position as Chief Financial Officer, Executive Director and Secretary of the Group.

In April 2023, Jim MacCallum was appointed Chief Financial Officer of the Group.